As filed with the Securities and Exchange Commission on September 29, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21168

                NEUBERGER BERMAN INTERMEDIATE MUNICIPAL FUND INC.
                -------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                Neuberger Berman Intermediate Municipal Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2005

Date of reporting period: July 31, 2005

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                      NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc.
--------------------------------------------------------

PRINCIPAL AMOUNT                        SECURITY                                        RATING                   VALUE t
($000's omitted)                                                                    Moody's    S&P     ($000's omitted)
TAX-EXEMPT SECURITIES-PRE-REFUNDED BACKED BY U.S. GOVERNMENT SECURITIES (5.2%)
    2,225         Massachusetts St. Wtr. Poll. Abatement Trust Pre-Refunded
                  Rev. (Pool Prog.), Ser. 2001, 5.25%, due 2/1/16 P/R 8/1/11           Aaa     AAA                2,430
    5,100         Prince Georges Co. (MD) Pre-Refunded Cons. Pub. Imp. G.O.,
                  Ser. 2001, 5.25%, due 12/1/16 P/R 12/1/11                            Aaa     AAA                5,671
       20         San Antonio (TX) Pre-Refunded Cert. of Obligation G.O., Ser.
                  2002, 5.00%, due 2/1/14 P/R 2/1/12                                   Aa2     AA+                   22
    7,205         Wisconsin St. G.O., Ser. 2002 C, 5.25%, due 5/1/17 P/R 5/1/12        Aaa     AAA                7,920
                                                                                                               --------
                                                                                                                 16,043
                                                                                                               --------

TAX-EXEMPT SECURITIES-ESCROWED IN U.S. GOVERNMENT SECURITIES (0.6%)
    1,670         Illinois Metro. Pier & Exposition Au. Dedicated St. Tax Ref.
                  Rev., Ser. 1998 A, 5.50%, due 6/15/17                                        AAA                1,932
                                                                                                               --------

TAX-EXEMPT SECURITIES-BACKED BY INSURANCE (69.7%)

AMERICAN MUNICIPAL BOND ASSURANCE CORP.
    1,500         California St. Pub. Works Board Lease Rev., Ser. 2002 A,
                  5.25%, due 12/1/17                                                           AAA                1,630
    5,000         Chicago (IL) G.O., Ser. 1995 A-2, 6.25%, due 1/1/13                  Aaa     AAA                5,827
    6,120         Chicago (IL) G.O., Ser. 2002 A, 5.38%, due 1/1/17                    Aaa     AAA                6,823
    4,220         Colorado Springs (CO) Util. Sys. Sub. Lien Ref. Rev.,
                  Ser. 2002 A, 5.38%, due 11/15/18                                             AAA                4,639
    4,100         Fargo (ND) Hlth. Sys. Rev. (Meritcare Obligated Group), Ser.
                  2002 A, 5.63%, due 6/1/17                                                    AAA                4,531 ++
    1,065         Indiana St. Recreational Dev. Comm. Rev., Ser. 2002, 5.25%,
                  due 7/1/18                                                                   AAA                1,148
    1,125         Indiana St. Recreational Dev. Comm. Rev., Ser. 2002, 5.25%,
                  due 7/1/19                                                                   AAA                1,209
    3,000         Massachusetts Port Au. Spec. Fac. Rev. (Delta Air Lines, Inc.
                  Proj.), Ser. 2001 A, 5.50%, due 1/1/19                                       AAA                3,181 ++
    5,010         New Hampshire Hlth. & Ed. Fac. Au. Rev. (Univ. Sys. of New
                  Hampshire), Ser. 1992, 5.38%, due 7/1/17                                     AAA                5,491
    7,000         Palm Beach Co. (FL) Sch. Board Cert. of Participation, Ser.
                  2001 B, 5.38%, due 8/1/17                                                    AAA                7,685
    4,610         Thornton (CO) Cert. of Participation, Ser. 2002, 5.38%, due
                  12/1/16                                                              Aaa     AAA                5,070
FINANCIAL GUARANTY INSURANCE CO.
    4,000         Denver (CO) City & Co. Arpt. Sys. Ref. Rev., Ser. 2002 E, 5.25%,
                  due 11/15/14                                                         Aaa     AAA                4,282
    3,075         Detroit (MI) Sch. Dist. Sch. Bldg. & Site Imp. G.O., Ser. 2002
                  A, 5.50%, due 5/1/15                                                         AAA                3,484
    3,235         Houston (TX) Arpt. Sys. Sub. Lien. Ref. Rev., Ser. 2001 A,
                  5.50%, due 7/1/16                                                            AAA                3,501
    4,355         Las Vegas (NV) Valley Wtr. Dist. Ref. & Wtr. Imp. G.O., Ser.
                  2003 A, 5.25%, due 6/1/16                                            Aaa     AAA                4,764
    4,935         Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (New England Med.
                  Ctr. Hosp.), Ser. 2002 H, 5.38%, due 5/15/16                                 AAA                5,380 ++
    2,140         Mt. Pleasant Town (SC) Waterworks & Swr. Sys. Ref. & Imp. Rev.,
                  Ser. 2002, 5.25%, due 12/1/17                                                AAA                2,351
    2,080         Oakland (CA) Redev. Agcy. Sub. Tax Allocation Rev. (Central
                  Dist. Redev. Proj.), Ser. 2003, 5.50%, due 9/1/18                            AAA                2,312
    8,140         Orange Co. (FL) Sales Tax Ref. Rev., Ser. 2002 A, 5.13%, due
                  1/1/18                                                               Aaa     AAA                8,825
    2,000         Philadelphia (PA) Arpt. Ref. Rev. (Philadelphia Arpt. Sys.),
                  Ser. 1998 A, 5.38%, due 6/15/14                                              AAA                2,124
    6,250         Port of Seattle (WA) Sub Lien Rev., Ser. 2002 B, 5.50%, due
                  9/1/16                                                                       AAA                6,771

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                      NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------

PRINCIPAL AMOUNT                        SECURITY                                        RATING                   VALUE t
($000's omitted)                                                                    Moody's    S&P     ($000's omitted)
      400         Prince Georges Co. (MD) Unrefunded Balance Cons. Pub. Imp.
                  G.O., Ser. 2001, 5.25%, due 12/1/16                                  Aaa     AAA                  439
    1,000         Sarasota Co. (FL) Util. Sys. Ref. Rev., Ser. 2002 C, 5.25%,
                  due 10/1/20                                                          Aaa     AAA                1,086
    2,500         Tacoma (WA) Wtr. Sys. Rev., Ser. 2001, 5.13%, due 12/1/19                    AAA                2,667
FINANCIAL SECURITY ASSURANCE INC.
    3,495         Bi State (MO-IL) Dev. Agcy. Metro. Dist. Rev. (Metrolink
                  Cross Co. Extension Proj.), Ser. 2002 B, 5.25%, due 10/1/16          Aaa     AAA                3,863
    1,100         Charleston Co. (SC) Sch. Dist. G.O., Ser. 2001, 5.00%, due
                  2/1/18                                                               Aa1                        1,184
    3,600         Corpus Christi (TX) Tax & Muni. Hotel Occupancy Tax G.O.,
                  Ser. 2002, 5.50%, due 9/1/17                                                 AAA                3,979
    1,935         Dallas-Fort Worth (TX) Int'l. Arpt. Imp. Rev., Ser. 2004 B,
                  5.50%, due 11/1/18                                                   Aaa     AAA                2,118
    8,800         Energy Northwest (WA) Elec. Ref. Rev. (Proj. No. 3), Ser.
                  2001 A, 5.50%, due 7/1/17                                            Aaa     AAA                9,626
    7,000         Harris Co. (TX) Toll Road Sr. Lien Ref. Rev., Ser. 2002,
                  5.38%, due 8/15/16                                                           AAA                7,729
    2,580         Indianapolis (IN) Local Pub. Imp. Rev. (Indianapolis Arpt.
                  Au. Proj.), Ser. 2003 A, 5.63%, due 1/1/17                                   AAA                2,829
    2,000         Kane, Cooke, & DuPage Cos. (IL) Elgin Sch. Dist. Number U-46
                  G.O., Ser. 1998, 5.35%, due 1/1/15                                   Aaa                        2,180
    5,000         King & Snohomish Cos. (WA) Northshore Sch. Dist. Number 417
                  G.O., Ser. 2002, 5.50%, due 12/1/17                                  Aaa     AAA                5,625
    4,260         King Co. (WA) Pub. Trans. Sales Tax Ref. G.O., Ser. 2002,
                  5.38%, due 12/1/14                                                   Aaa     AAA                4,718
    3,015         Knox Co. (TN) Hlth., Ed. & Hsg. Fac. Board Hosp. Ref. & Imp.
                  Rev., Ser. 2002 A, 5.50%, due 1/1/18                                 Aaa     AAA                3,292 ++
    1,725         Maine Muni. Bond Bank Rev., Ser. 1998 C, 5.35%, due 11/1/18                  AAA                1,865
    5,000         New Jersey Bldg. Au. St. Bldg. Ref. Rev., Ser. 2002 B, 5.25%,
                  due 12/15/15                                                                 AAA                5,472
    4,665         South Carolina St. Pub. Svc. Au. Rev., Ser. 2002 B, 5.38%,
                  due 1/1/18                                                           Aaa     AAA                5,093
    4,200         Tarrant (TX) Reg. Wtr. Dist. Wtr. Ref. & Imp. Rev., Ser. 2002,
                  5.38%, due 3/1/16                                                    Aaa     AAA                4,638
    5,395         Truckee Meadows (NV) Wtr. Au. Wtr. Rev., Ser. 2001 A, 5.50%,
                  due 7/1/15                                                                   AAA                5,918
    1,370         Wisconsin Hlth. & Ed. Fac. Au. Rev. (Aurora Med. Group, Inc.
                  Proj.), Ser. 1996, 6.00%, due 11/15/11                               Aaa     AAA                1,551 ++
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
    1,465         Arizona St. Energy Mgt. Svcs. (Main) LLC Energy Conservation
                  Rev. (Arizona St. Univ. Proj.-Main, Campus), Ser. 2002,
                  5.25%, due 7/1/17                                                            AAA                1,598
    3,000         CDP-King Co. III (WA) Lease Rev. (King Street Ctr. Proj.),
                  Ser. 1997, 5.13%, due 6/1/17                                         Aaa     AAA                3,118
    5,335         Clark Co. (NV) Passenger Fac. Charge Ref. Rev. (Las
                  Vegas-McCarran Int'l. Arpt. Proj.), Ser. 2002 A, 5.25%, due
                  7/1/10                                                                       AAA                5,696
    4,575         Henry Co. (GA) Wtr. & Swr. Au. Wtr. & Swr. Ref. Rev., Ser.
                  2002 A, 5.13%, due 2/1/17                                            Aaa     AAA                5,014
    4,955         Houston (TX) Pub. Imp. Ref. G.O., Ser. 2002, 5.25%, due
                  3/1/17                                                                       AAA                5,372
    5,000         Illinois G.O., First Ser. 2002,  5.25%, due 10/1/14                  Aaa                        5,487
    3,000         Illinois Hlth. Fac. Au. Rev. (Loyola Univ. Hlth. Sys.), Ser.
                  1997 A, 6.00%, due 7/1/14                                            Aaa     AAA                3,480 ++
    1,000         Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev., Ser. 2002 B,
                  5.25%, due 1/1/18                                                    Aaa     AAA                1,085

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                      NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------

PRINCIPAL AMOUNT                        SECURITY                                        RATING                   VALUE t
($000's omitted)                                                                    Moody's    S&P     ($000's omitted)
    1,850         Massachusetts St. G.O., Ser. 2002 E, 5.38%, due 1/1/18                       AAA                2,053
    5,000         Michigan St. Hsg. Dev. Au. Single-Family Mtge. Rev., Ser. 2001
                  A, 5.30%, due 12/1/16                                                        AAA                5,104
    2,710         Newnan (GA) Hosp. Au. Rev. Anticipation Certificate (Newnan
                  Hosp., Inc. Proj.), Ser. 2002, 5.50%, due 1/1/18                     Aaa                        3,011 ++
    1,910         Southmost (TX) Reg. Wtr. Au. Wtr. Supply Contract Rev.
                  (Desalination Plant Proj.), Ser. 2002, 5.50%, due 9/1/19             Aaa                        2,107
    1,000         Trinity (TX) River Au. Imp. & Ref. Rev. (Tarrant Co. Wtr.
                  Proj.), Ser. 2003, 5.50%, due 2/1/16                                         AAA                1,115
    4,555         Washington St. G.O., Ser. 1998 C, 6.00%, due 7/1/12                          AAA                5,215
                                                                                                               --------
                                                                                                                216,355
                                                                                                               --------

TAX-EXEMPT SECURITIES-BACKED BY LETTERS OF CREDIT (0.3%)
    1,000         Pennsylvania Econ. Dev. Fin Au. Res. Rec. Ref. Rev. (Colver
                  Proj.), Ser. 2005 G, 5.13%, due 12/1/15                                      BB+                  997
                                                                                                               --------

TAX-EXEMPT SECURITIES-OTHER (79.5%)
    4,145         Anson (TX) Ed. Fac. Corp. Std. Hsg. Rev. (Univ. of Texas at
                  Dallas-Waterview Park Proj.), Ser. 2002, 5.00%, due 1/1/23                   A                  4,223 ++
    1,000         Austin (TX) Convention Enterprises, Inc. Convention Ctr. Hotel
                  First Tier Rev., Ser. 2001 A, 6.38%, due 1/1/16                     Baa3    BBB-                1,070
    1,555         Badger (WI) Tobacco Asset Securitization Corp. Tobacco
                  Settlement Asset-Backed Rev., Ser. 2002, 6.13%, due 6/1/27          Baa3     BBB                1,672
    2,000         Boone Co. (MO) Hosp. Ref. Rev. (Boone Hosp. Ctr.), Ser. 2002,
                  5.05%, due 8/1/20                                                     A3                        2,079 ++
    2,425         Branson (MO) Dev. Fin. Board Infrastructure Fac. Board Rev.,
                  Ser. 2003 A, 5.00%, due 12/1/17                                     Baa1                        2,494
    3,300         Brazos (TX) River Au. Ref. PCR (TXU Energy Co. LLC Proj.),
                  Ser. 2003 A, 6.75%, due 4/1/38 Putable 4/1/13                       Baa2     BBB                3,720 ++
    1,000         Brazos (TX) River Au. Ref. PCR (TXU Energy Co. LLC Proj.),
                  Ser. 2003 D, 5.40%, due 10/1/29 Putable 10/1/14                     Baa2     BBB                1,063 ++
    1,000         Brazos (TX) River Au. Ref. Rev. (Reliant Energy, Inc. Proj.),
                  Ser. 1999 B, 7.75%, due 12/1/18                                             BBB-                1,112 ++
    4,000         Brazos (TX) River Harbor Navigation Dist. Env. Fac. Rev.
                  (Dow Chemical Co. Proj.), Ser. 2002 B-2, 4.75%, due 5/15/33
                  Putable 5/15/07                                                       A3      A-                4,101 ++
    2,500         Broward Co. (FL) G.O., Ser. 2001 A, 5.25%, due 1/1/18                Aa1                        2,716
    3,500         California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev.
                  (Republic Svc., Inc. Proj.), Ser. 2002 B, 5.25%, due 6/1/23         Baa2    BBB+                3,688 ++
    2,500         California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2002
                  A, 5.75%, due 5/1/17                                                  A2    BBB+                2,785
    3,460         California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2002
                  A, 5.38%, due 5/1/22                                                  A2    BBB+                3,752
    1,240         California Statewide CDA Hlth. Fac. Rev. (Mem. Hlth. Svcs.),
                  Ser. 2003 A, 6.00%, due 10/1/16                                       A3       A                1,384 ++
    1,500         California Statewide CDA Rev. (East Valley Tourist Dev. Au.),
                  Ser. 2003 A, 9.25%, due 10/1/20                                                                 1,652 ^^
    1,500         Chicago (IL) Metro. Wtr. Reclamation Dist. Cap. Imp. G.O.,
                  Ser. 2002 C, 5.38%, due 12/1/16                                              AAA                1,677
    1,000         Clark Co. (WA) Vancouver Sch. Dist. Number 37 G.O., Ser. 1998,
                  5.13%, due 12/1/12                                                   Aa3                        1,089
    1,000         Coshocton Co. (OH) Env. Imp. Ref. Rev. (Smurfit-Stone
                  Container Enterprises, Inc. Proj.), Ser. 2005, 5.13%, due
                  8/1/13                                                                         B                  987 ++
    1,765         Cumberland Co. (PA) West Shore Area Au. Hosp. Rev. (Holy
                  Spirit Hosp. of the Sisters of Christian Charity Proj.), Ser.
                  2001, 6.05%, due 1/1/19                                                     BBB+                1,911 ++
    2,100         Dallas-Fort Worth (TX) Int'l. Arpt. Fac. Imp. Corp. Rev.,
                  Ser. 2001 A-1, 6.15%, due 1/1/16                                     Ba2                        2,158 ++

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                      NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------

PRINCIPAL AMOUNT                        SECURITY                                        RATING                   VALUE t
($000's omitted)                                                                    Moody's    S&P     ($000's omitted)
    4,210         DCH Hlth. Care Au. (AL) Hlth. Care Fac. Rev., Ser. 2002, 5.25%,
                  due 6/1/14                                                            A1      A+                4,580
    1,000         Delaware River (PA-NJ) Joint Toll Bridge Comm., Sys. Rev.,
                  Ser. 2003, 5.25%, due 7/1/18                                          A2      A-                1,097
    1,000         Denton, Tarrant, & Wise Cos. (TX) Northwest Ind. Sch. Dist.
                  Unlimited Sch. Bldg. & Ref. G.O., Ser. 2002, 5.50%, due
                  8/15/17                                                                      AAA                1,115
    2,000         Denver (CO) City & Co. Arpt. Sys. Rev., Ser. 1991 D, 7.75%,
                  due 11/15/13                                                                 AAA                2,388
    4,495         Dist. of Columbia (Washington, D.C.) Ref. G.O., Ser. 2002 C,
                  5.25%, due 6/1/13                                                            AAA                4,895
    1,750         Ector Co. (TX) Hosp. Dist. Hosp. Rev., Ser. 2002 A, 5.63%, due
                  4/15/16                                                               A3    BBB+                1,846
    1,745         Ector Co. (TX) Hosp. Dist. Hosp. Rev., Ser. 2002 A, 5.63%, due
                  4/15/17                                                               A3    BBB+                1,835
    3,000         Fiddlers Creek (FL) Comm. Dev. Dist. Number 2 Spec. Assessment
                  Rev., Ser. 2003 A, 6.00%, due 5/1/16                                         BB-                3,065
      825         Fort Bend Co. (TX) Ind. Dev. Corp. Ref. PCR (Frito-Lay, Inc.
                  Proj.), Ser. 1987, 3.00%, due 10/1/11                                Aa3                          825 ++
    2,000         Freeborn Co. (MN) Hsg. & Redev. Au. Lease Rev. (Criminal
                  Justice Ctr. Proj.), Ser. 2002, 5.38%, due 2/1/17                   Baa1                        2,131
    3,000         Golden St. (CA) Tobacco Securitization Corp. Tobacco
                  Settlement Asset-Backed Rev., Ser. 2003 A-1, 6.25%, due 6/1/33      Baa3     BBB                3,339
    1,000         Hopewell (VA) Ind. Dev. Av. Env. Imp. Ref. Rev., (Smurfit-Stone
                  Container Enterprises, Inc. Proj.), Ser. 2005, 5.25%, due
                  6/1/15                                                                         B                  992 ++
    5,130         Illinois Ed. Fac. Au. Rev. (Field Museum of Natural History),
                  Ser. 2002, 4.30%, due 11/1/36                                         A2       A                5,215 ++
    3,560         Indiana Bond Bank Rev., Ser. 2002 B, 5.25%, due 2/1/18              Baa2      A-                3,879
   10,000         Indiana Bond Bank Rev. (St. Revolving Fund Prog.), Ser. 2001
                  A, 5.38%, due 2/1/17                                                         AAA               11,101
    2,050         Indiana St. Hlth. Fac. Fin. Au. Rev. (Hlth. Sys. Sisters of St.
                  Francis), Ser. 2001, 5.35%, due 11/1/15                              Aa3       A                2,186 ++
    1,070         Ingham & Clinton Cos. (MI) East Lansing Bldg. Au. Ref. G.O.,
                  Ser. 1999, 5.25%, due 10/1/16                                                 AA                1,143
    3,000         Iowa Tobacco Settlement Au. Tobacco Settlement Asset-Backed
                  Rev., Ser. 2001 B, 5.30%, due 6/1/25                                Baa3     BBB                3,074
    2,000         Jasper (IN) Hosp. Au. Hosp. Fac. Ref. Rev. (Mem. Hosp. & Hlth.
                  Care Ctr. Proj.), Ser. 2002, 5.50%, due 11/1/17                               AA                2,179 ++
    1,050         Kent Co. (MI) Forest Hills Pub. Sch. Unlimited G.O., Ser. 2000,
                  5.25%, due 5/1/19                                                    Aa2                        1,143
    2,000         Lehigh Co. (PA) Gen. Purp. Au. Rev. (KidsPeace Oblig. Group),
                  Ser. 1998, 6.00%, due 11/1/23                                         B3                        1,905 ++
    2,000         Lubbock (TX) Hlth. Fac. Dev. Corp. Rev. (St. Joseph Hlth. Sys.),
                  Ser. 1998, 5.25%, due 7/1/16                                         Aa3     AA-                2,113 ++
    1,210         Lyons (NY) Comm. Hlth. Initiatives Corp. Fac. Rev., Ser. 2004,
                  5.50%, due 9/1/14                                                     A2                        1,326
    1,375         Macomb Co. (MI) New Haven Comm. Sch. Bldg. & Site G.O., Ser.
                  2002, 5.25%, due 5/1/17                                              Aa1     AA+                1,507
    1,000         Maryland St. Hlth. & Higher Ed. Fac. Au. Rev. (Union Hosp. of
                  Cecil Co.), Ser. 2002, 5.50%, due 7/1/14                              A3                        1,080 ++
    2,400         Mashantucket (CT) Western Pequot Tribe Spec. Rev., Sub. Ser.
                  1997 B, 5.70%, due 9/1/12                                           Baa3                        2,537 **
    2,450         Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Caritas Christi
                  Oblig. Group), Ser. 1999 A, 5.70%, due 7/1/15                       Baa3     BBB                2,535 ++
    2,810         Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Milford-
                  Whitinsville Reg. Hosp.), Ser. 1998 C, 5.75%, due 7/15/13           Baa3    BBB-                2,906 ++

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                      NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------

PRINCIPAL AMOUNT                        SECURITY                                        RATING                   VALUE t
($000's omitted)                                                                    Moody's    S&P     ($000's omitted)
    5,030         Massachusetts St. Wtr. Poll. Abatement Trust Rev. (MWRA Prog.),
                  Ser. 2002 A, 5.25%, due 8/1/19                                       Aaa     AAA                5,487
    2,775         Massachusetts St. Wtr. Poll. Abatement Trust Unrefunded Balance
                  Rev. (Pool Prog.), Ser. 2001, 5.25%, due 2/1/16                      Aaa     AAA                2,989
    3,085         Memphis-Shelby Co. (TN) Arpt. Au. Spec. Fac. Ref. Rev.
                  (Federal Express Corp.), Ser. 2002, 5.05%, due 9/1/12               Baa2     BBB                3,258 ++
    1,750         Miami Beach (FL) Hlth. Fac. Au. Hosp. Ref. Rev. (Mount Sinai
                  Med. Ctr. Florida Proj.), Ser. 2004, 6.25%, due 11/15/09             Ba2     BB+                1,883 ++
    1,500         Michigan St. Bldg. Au. Rev. (Fac. Prog.), Ser. 2001 II, 5.50%,
                  due 10/15/18                                                         Aa3     AA-                1,676
    2,735         Michigan Strategic Fund Solid Waste Disp. Ltd. Oblig. Ref. Rev.
                  (Waste Mgt. Inc. Proj.), Ser. 2002, 4.20%, due 12/1/12                       BBB                2,742 ++
    2,000         Missouri St. Env. Imp. & Energy Res. Au. Wtr. Poll. Ctrl. &
                  Drinking Wtr. Rev., Ser. 2002 B, 5.50%, due 7/1/16                           AAA                2,240
      930         Missouri St. Hsg. Dev. Comm. Multi-Family Hsg. Rev., Ser. 2001
                  II, 5.25%, due 12/1/16                                                        AA                  982
      520         Missouri St. Hsg. Dev. Comm. Multi-Family Hsg. Rev., Ser.
                  2001 III, 5.05%, due 12/1/15                                                  AA                  546
    5,000         Montgomery Co. (PA) Higher Ed. & Hlth. Au. Hosp. Rev.
                  (Abington Mem. Hosp. Proj.), Ser. 2002 A, 5.00%, due 6/1/19                    A                5,140 ++
    3,000         Moraine (OH) Solid Waste Disp. Rev. (General Motors Corp.
                  Proj.), Ser. 1994, 6.75%, due 7/1/14                                Baa3    BBB-                3,122 ++
    2,500         Morehouse Parish (LA) Ref. PCR (Int'l. Paper Co. Proj.), Ser.
                  2001 A, 5.25%, due 11/15/13                                         Baa2     BBB                2,648 ++
    2,000         MuniMae Subordinated Cumulative Perpetual Preferred Shares,
                  4.70%, due 6/30/49 Putable 9/30/09                                  Baa2                        1,973 **
    2,000         Nevada St. Cap. Imp. Ltd. G.O., Ser. 1998 B, 5.13%, due 4/15/17      Aa2                        2,109
    1,500         New Jersey Econ. Dev. Au. Cigarette Tax Rev., Ser.2004, 5.63%,
                  due 6/15/19                                                         Baa2     BBB                1,581
    6,900         New Jersey Ed. Fac. Au. Rev. (Stevens Institute of Technology),
                  Ser. 2002 C, 5.25%, due 7/1/17                                      Baa2    BBB+                7,374 ++
    4,000         New Jersey Hlth. Care Fac. Fin. Au. Rev. (Somerset Med. Ctr.
                  Issue), Ser. 2003, 5.50%, due 7/1/18                                Baa3                        4,193 ++
    3,250         New York City (NY) G.O., Ser. 2002 C, 5.50%, due 8/1/15               A1       A                3,572
    2,580         New York City (NY) IDA Civic Fac. Rev. (Lycee Francais de
                  New York Proj.), Ser. 2002 A, 5.50%, due 6/1/14                                A                2,754 ++
    2,750         New York City (NY) Ind. Dev. Agcy. Liberty Rev. (7 World Trade
                  Center LLC Proj.), Ser. 2005 A, 6.25%, due 3/1/15                                               2,923 ^^
    1,000         New York Convention Ctr. Operating Corp. Cert. of
                  Participation (Yale Bldg. Acquisition Proj.), Ser. 2003,
                  5.25%, due 6/1/08                                                            BB+                1,016
    3,500         New York St. Dorm. Au. Personal Income Tax Rev., Ser. 2003
                  A, 5.38%, due 3/15/20                                                         AA                3,930
    1,300         New York St. Urban Dev. Corp. Ref. Rev. (Correctional Cap.
                  Fac.), Ser. 1998, 5.00%, due 1/1/14                                   A2     AA-                1,373
    4,780         North Central (TX) Hlth. Fac. Dev. Corp. Hosp. Ref. Rev.
                  (Baylor Hlth. Care Sys. Proj.), Ser. 1998, 5.10%, due
                  5/15/13                                                              Aa3     AA-                5,065 ++
    3,760         Ohio Air Quality Dev. Au. Env. Imp. Ref. Rev. (USX Corp.
                  Proj.), Ser. 1995, 5.00%, due 11/1/15                               Baa1                        3,986 ++
    2,085         Palm Beach Co. (FL) Hlth. Fac. Au. Hosp. Ref. Rev. (BRCH Corp.
                  Oblig. Group), Ser. 2001, 5.00%, due 12/1/12                                   A                2,212 ++
    3,850         Royal Oak (MI) Hosp. Fin. Au. Hosp. Ref. Rev. (William Beaumont
                  Hosp.), Ser. 1996 I, 6.25%, due 1/1/12                               Aa3     AA-                4,417 ++
    6,795         San Antonio (TX) Ind. Sch. Dist. Unlimited Tax G.O., Ser.
                  2001 B, 5.38%, due 8/15/17                                           Aaa     AAA                7,390

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                      NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------

PRINCIPAL AMOUNT                        SECURITY                                        RATING                   VALUE t
($000's omitted)                                                                    Moody's    S&P     ($000's omitted)
    1,240         San Antonio (TX) Unrefunded Balance Cert. of Obligation G.O.,
                  Ser. 2002, 5.00%, due 2/1/14                                         Aa2     AA+                1,328
      740         San Diego (CA) Redev. Agcy. Sub. Parking Rev. (Centre City
                  Redev. Proj.), Ser. 2003 B, 5.00%, due 9/1/17                       Baa2      A-                  765
    2,000         Sayre (PA) Hlth. Care Fac. Au. Rev. (Guthrie Hlth. Proj.), Ser.
                  2002 A, 5.75%, due 12/1/21                                                    A-                2,151 ++
    1,625         Skagit Co. (WA) Pub. Hosp. Dist. Ref. Rev., Ser. 2003, 6.00%,
                  due 12/1/18                                                         Baa3                        1,679
    2,345         South Carolina Jobs Econ. Dev. Au. Hosp. Ref. Rev. (Palmetto
                  Hlth. Alliance), Ser. 2003 A, 6.00%, due 8/1/13                     Baa1     BBB                2,587 ++
    2,000         South Carolina Jobs Econ. Dev. Au. Hosp. Ref. Rev. (Palmetto
                  Hlth. Alliance), Ser. 2003 A, 6.13%, due 8/1/23                     Baa1     BBB                2,180 ++
      155         Spokane Co. (WA) Ltd. Tax G.O., Ser. 1998, 5.10%, due 12/1/17        Aa3                          161
    2,540         St. Paul (MN) Port Au. Lease Rev. (Office Bldg. at Cedar
                  Street), Ser. 2002, 5.00%, due 12/1/17                               Aa2     AA+                2,723
      500         Texas Std. Hsg. Corp. Std. Hsg. Rev. (Midwestern St. Univ.
                  Proj.), Ser. 2002, 5.50%, due 9/1/12                                Baa3                          512
    1,000         Tobacco Settlement Fin. Corp. (LA) Tobacco Settlement Asset-
                  Backed Rev., Ser. 2001 B, 5.50%, due 5/15/30                        Baa3     BBB                1,043
    1,085         Tyler (TX) Hlth. Fac. Dev. Corp. Hosp. Rev. (Mother Frances
                  Hosp. Reg. Hlth. Care Ctr. Proj.), Ser. 2003, 5.25%, due
                  7/1/13                                                              Baa1                        1,132
    3,500         Union Co. (SC) IDR (Federal Paper Board Co., Inc. Proj.),
                  Ser. 1989, 4.55%, due 11/1/09                                       Baa2     BBB                3,521 ++
    2,950         Univ. of Texas Board of Regents Fin. Sys. Rev., Ser. 1999 B,
                  5.38%, due 8/15/18                                                           AAA                3,197
    1,900         Univ. of Wisconsin Hosp. & Clinics Au. Hosp. Rev., Ser. 2002 B,
                  5.50%, due 4/1/12                                                     A1                        2,062
    1,750         Verrado (AZ) Comm. Fac. Dist. Number 1 G.O., Ser. 2003, 6.15%,
                  due 7/15/17                                                                  BB-                1,883
    1,000         Virgin Islands Pub. Fin. Au. Refinery Fac. Rev. (Hovensa
                  Refinery Proj.), Ser. 2003, 6.13%, due 7/1/22                       Baa3    BBB-                1,090
    1,500         Virgin Islands Pub. Fin. Au. Refinery Fac. Rev. (Hovensa
                  Refinery Proj.), Ser. 2004, 5.88%, due 7/1/22                       Baa3    BBB-                1,608 ++
    3,125         Washington St. Hlth. Care Fac. Au. Rev. (Yakima Valley Mem.
                  Hosp. Assoc.), Ser. 2002, 5.00%, due 12/1/17                                   A                3,235 ++
    1,000         Washington St. Var. Purp. G.O., Ser. 1999 A, 4.75%, due
                  7/1/17                                                               Aa1     AA+                1,021
    2,000         Westmoreland Co. (PA) IDA Gtd. Rev. (National Waste & Energy
                  Corp., Valley Landfill Expansion Proj.), Ser. 1993, 5.10%,
                  due 5/1/18                                                                   BBB                2,062 ++
    2,780         Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Kenosha Hosp. & Med.
                  Ctr., Inc. Proj.), Ser. 1999, 5.50%, due 5/15/15                               A                2,952 ++
                                                                                                               --------
                                                                                                                246,743
                                                                                                               --------

TAX-EXEMPT VARIABLE RATE DEMAND NOTES-BACKED BY LETTERS OF CREDIT (0.0%)

BARCLAYS BANK INT'L., LTD.
      100         Farmington City (NM) PCR (Arizona Pub. Svc. Co. Four Corners
                  Proj.), Ser. 1994 C, 2.32%, VRDN due 8/1/05                          P-1     A-1+                 100 ++
                                                                                                               --------

TAX-EXEMPT VARIABLE RATE DEMAND NOTES (1.5%)
    4,500         Lower Neches Valley Au. (TX) Ind. Dev. Corp. Exempt Fac. Rev.
                  (Mobil Oil Corp. Proj.), Ser. 1999, 2.27%, VRDN due 8/1/05           P-1     A-1+               4,500 ++
                                                                                                               --------

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                      NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------

PRINCIPAL AMOUNT                        SECURITY                                        RATING                   VALUE t
($000's omitted)                                                                    Moody's    S&P     ($000's omitted)
                  TOTAL INVESTMENTS (156.8%) (COST $470,217)                                                    486,670 ##

                  Cash, receivables and other assets, less liabilities (1.0%)                                     3,064
                  Liquidation Value of Auction Preferred Shares [(57.8%)]                                      (179,400)
                                                                                                               --------

                  TOTAL NET ASSETS APPLICABLE TO COMMON
                  SHAREHOLDERS (100.0%)                                                                        $310,334
                                                                                                               --------

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                      NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)


NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

t Investments in securities by Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", collectively, the "Funds") are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the Funds' Board of Directors believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

## At July 31, 2005, selected Fund information on a U.S. Federal income tax basis was as follows:

                                          GROSS           GROSS             NET
                                     UNREALIZED      UNREALIZED      UNREALIZED
(000'S OMITTED)           COST     APPRECIATION    DEPRECIATION    APPRECIATION

CALIFORNIA            $156,778           $4,953             $39          $4,914
INTERMEDIATE           470,217           16,782             329          16,453
NEW YORK               126,385            3,795             118           3,677

@ At time of investment, municipal securities purchased by the Funds are within the four highest rating categories (with respect to at least 80% of total assets) assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc., Standard & Poor's, or Fitch Investors Services, Inc. or, where not rated, are determined by the Funds' investment manager to be of comparable quality. Approximately 79%, 74%, and 56% of the municipal securities held by California, Intermediate, and New York, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.

++   Security is guaranteed by the corporate or non-profit obligor.

** Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A, and are deemed liquid. At July 31, 2005, these securities amounted to $4,510,000 or 1.45% of net assets for Intermediate.

^^   Not rated by a nationally recognized statistical rating organization.


For more information on the Funds' significant accounting policies, please refer to the Funds' most recent semi-annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Intermediate Municipal Fund Inc.


By: /s/ Peter E. Sundman
    --------------------
    Peter E. Sundman
    Chief Executive Officer

Date: September 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    --------------------
    Peter E. Sundman
    Chief Executive Officer

Date: September 28, 2005



By: /s/ John M. McGovern
    --------------------
    John M. McGovern
    Treasurer and Principal Financial
    and Accounting Officer

Date: September 28, 2005